SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Accounts Receivable	$ 18,559,539	$ 18,340,348
Allowance for credit losses	(10,672,470)	(11,582,186)
Accounts Receivable, net	7,887,069	6,758,162
Accounts Receivable - related parties	15,010,731	16,032,134
Allowance for credit losses - related parties	(14,051,456)	(15,680,662)
Accounts Receivable - related parties, net	$ 959,275	$ 351,472